Shareholder Report, Average Annual Return (Details) 1014053_BrandywineGLOBAL-Dynamic US Large Cap Value ETF_Single Class_TSR Annual {Single Class}	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
BrandywineGLOBAL-Dynamic US Large Cap Value ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BrandywineGLOBAL-Dynamic US Large Cap Value ETF (NAV)
Average Annual Return, Percent	11.43%	7.12%	10.64%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	18.09%	10.87%	13.72%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	15.87%	9.43%	10.58%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.80%	12.06%	14.16%